Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee costs
Wages and salaries	$ 496	$ 470	$ 425
Social security costs	124	115	106
Defined benefit plan pension costs (note 21)	12	11	10
Defined contribution plan pension costs (note 21)	22	21	19
Group employee costs	$ 654	$ 617	$ 560